Real Estate and Other Assets Acquired in Settlement of Loans (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of activity in valuation allowance for other real estate owned in settlement of loans
Balance, beginning of year	$ 4,675	$ 6,137	$ 6,977
Provision for other real estate owned	585	3,367	713
Charge-offs	(2,005)	(4,829)	(1,553)
Balance, end of year	$ 3,255	$ 4,675	$ 6,137